MD&A - Capital management (Detail 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Entity [Table]
Total IFRS equity	$ 61,002	$ 59,765	$ 54,675	$ 53,060
Equity attributable to non-controlling interests	(340)	(319)
Defined benefit plans, net of tax	(270)	(41)
Deferred tax assets recognized for tax loss carry-forwards	(4,565)	(5,617)
Deferred tax assets on temporary differences, excess over threshold	(49)	(5)
Goodwill, net of tax	(5,838)	(6,319)
Intangible assets, net of tax	(180)	(296)
Compensation-related components (not recognized in net profit)	(1,700)	(1,349)
Expected losses on advanced internal ratings-based portfolio less provisions	(482)	(330)
Unrealized (gains) / losses from cash flow hedges, net of tax	(628)	(2,321)
Own credit related to (gains) / losses on financial liabilities measured at fair value that existed at the balance sheet date, net of tax	315	382
Own credit related to gains / losses on derivative financial instruments that existed at the balance sheet date	(50)	(45)
Unrealized gains related to debt instruments at fair value through OCI, net of tax	(68)	(152)
Prudential valuation adjustments	(167)	(150)
Capital reserve for potential share repurchases		(2,000)
Accruals for proposed dividends to shareholders	(1,700)	(1,314)
Other	1	0
Total common equity tier 1 capital	45,281	39,890
Goodwill related to significant investments in financial institutions	22	413
UBS AG
Entity [Table]
Total IFRS equity	58,442	$ 58,073	$ 53,896	$ 52,389
Equity attributable to non-controlling interests	(340)
Defined benefit plans, net of tax	(270)
Deferred tax assets recognized for tax loss carry-forwards	(4,565)
Deferred tax assets on temporary differences, excess over threshold	(350)
Goodwill, net of tax	(5,838)
Intangible assets, net of tax	(180)
Expected losses on advanced internal ratings-based portfolio less provisions	(482)
Unrealized (gains) / losses from cash flow hedges, net of tax	(628)
Own credit related to (gains) / losses on financial liabilities measured at fair value that existed at the balance sheet date, net of tax	315
Own credit related to gains / losses on derivative financial instruments that existed at the balance sheet date	(50)
Unrealized gains related to debt instruments at fair value through OCI, net of tax	(68)
Prudential valuation adjustments	(167)
Accruals for proposed dividends to shareholders	(4,200)
Other	(24)
Total common equity tier 1 capital	$ 41,594